PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment will be amortized over their remaining estimated useful lives, estimated as follows.

Asset	Basis	Estimated remaining useful life
Buildings	Diminishing balance	1 to 36 years
Cable and wireless network	Straight-line	1 to 30 years
Computer equipment and software	Straight-line	1 to 10 years
Customer premise equipment	Straight-line	1 to 5 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	1 to 10 years
Right-of-use assets	Straight-line	Over remaining lease term
We depreciate property, plant and equipment over its estimated useful life by charging depreciation expense to net income as follows:

Asset	Basis	Estimated useful life
Buildings	Diminishing balance	15 to 40 years
Cable and wireless network	Straight-line	3 to 40 years
Computer equipment and software	Straight-line	4 to 10 years
Customer premise equipment	Straight-line	3 to 6 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	3 to 20 years
The tables below summarize our property, plant and equipment as at December 31, 2024 and 2023.

(In millions of dollars)	Land and buildings	Cable and wireless networks	Computer equipment and software	Customer premise equipment	Leasehold improvements	Equipment and vehicles	Construction in process	Total owned assets	Right-of- use assets (note 9)	Total property, plant and equipment
Cost
As at January 1, 2024	1,447	30,499	7,931	3,003	817	1,451	2,264	47,412	3,744	51,156
Additions and transfers	296	2,466	425	285	37	121	470	4,100	480	4,580
Disposals and other	262	(815)	(442)	(83)	(11)	(45)	—	(1,134)	(177)	(1,311)
As at December 31, 2024	2,005	32,150	7,914	3,205	843	1,527	2,734	50,378	4,047	54,425

Accumulated depreciation
As at January 1, 2024	474	16,040	5,590	2,073	447	1,017	—	25,641	1,183	26,824
Depreciation	106	2,068	866	492	63	70	—	3,665	408	4,073
Disposals and other	134	(766)	(468)	(148)	(14)	(43)	—	(1,305)	(239)	(1,544)
As at December 31, 2024	714	17,342	5,988	2,417	496	1,044	—	28,001	1,352	29,353

Net carrying amount
As at January 1, 2024	973	14,459	2,341	930	370	434	2,264	21,771	2,561	24,332
As at December 31, 2024	1,291	14,808	1,926	788	347	483	2,734	22,377	2,695	25,072